Dividends - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 R / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 R / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 R / shares
Disclosure of Dividends [line items]
Dividends declared per share | $ / shares	$ 5		$ 6		$ 8
Final Dividend [Member]
Disclosure of Dividends [line items]
Dividends declared per share		R 20		R 50		R 60
Dividend declared date	Feb. 15, 2019	Feb. 15, 2019
Interim Dividend [Member]
Disclosure of Dividends [line items]
Dividends declared per share		R 60		R 20		R 40
Approved dividend [member]
Disclosure of Dividends [line items]
Final dividend approved by the Board, Value		R 100
Dividend approved date	Feb. 12, 2020	Feb. 12, 2020